Concentrations - Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	$ 4,009	$ 4,155
0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		4,155
90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables over 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	4,009
Referral fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	4,009	4,155
Referral fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		4,155
Referral fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Referral fees [Member] | over 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	$ 4,009
Advisory service fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Advisory service fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Advisory service fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Advisory service fees [Member] | over 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Management fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Management fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Management fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Management fees [Member] | over 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables